Income Taxes - Summary Of Expiration Of Accumulated Restated Tax Losses Explanatory (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 1,961	$ 1,568	$ 1,372
Desarrolladora Tres B [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 1,961
2014
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of expiration	2024 years
2014 | Desarrolladora Tres B [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 164
2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of expiration	2025 years
2015 | Desarrolladora Tres B [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 21
2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of expiration	2026 years
2016 | Desarrolladora Tres B [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 60
2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of expiration	2027 years
2017 | Desarrolladora Tres B [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 147
2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of expiration	2028 years
2018 | Desarrolladora Tres B [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 163
2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of expiration	2029 years
2019 | Desarrolladora Tres B [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 135
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of expiration	2030 years
2020 | Desarrolladora Tres B [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 111
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of expiration	2031 years
2021 | Desarrolladora Tres B [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 703
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of expiration	2032 years
2022 | Desarrolladora Tres B [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 142
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of expiration	2033 years
2023 | Desarrolladora Tres B [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 315